Contingent Liabilities and Provision - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended										12 Months Ended
	Sep. 23, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2009 CAD ($)	Jul. 31, 2008 CAD ($)	Jun. 30, 2007 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2016 CAD ($)	Oct. 31, 2017 CAD ($)
Valeant class actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering, percentage			0.625%	0.625%	1.50%	1.50%
Underwriting offering			$ 5,250	€ 1,500	$ 900	$ 1,600
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Restructuring provision											$ 71,000,000	$ 256,000,000	$ 149,000,000
Credit card class actions - Quebec Consumer Protection Act [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage											500
Loss contingency, damages awarded								$ 38,000,000
Loss contingency, damages awarded												$ 4,250,000
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities											0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities											$ 1,200,000,000
Green v. Canadian Imperial Bank of Commerce, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought									$ 10,000,000,000
Fresco v. CIBC/Gaudet v. CIBC [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought										$ 500,000,000
Loss contingency, punitive damage										$ 100,000,000
Oppenheimer claims [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought							$ 176
Simplii Privacy Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought		$ 550,000,000
Loss contingency, punitive damage		$ 20,000,000
Pozgaj v. CIBC and CIBC Trust [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought	$ 200,000,000